Offerings	Mar. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock reserved for issuance pursuant to the Registrant's Amended and Restated 2022 Omnibus Incentive Plan (the "2022 Plan")
Amount Registered | shares	21,481,146
Proposed Maximum Offering Price per Unit	9.33
Maximum Aggregate Offering Price	$ 200,419,092.18
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,677.88
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of Class A common stock, par value $0.001 per share (the "Class A Common Stock"), that become issuable under the above-named plans, by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Class A Common Stock; (b) represents an additional 21,481,146 shares of Class A common stock issuable under the 2022 Plan; and (c) estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act based on the average of the high and low prices for the Class A Common Stock reported by the New York Stock Exchange on February 27, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock reserved for issuance pursuant to the Registrant's 2025 Employee Stock Purchase Plan (the "ESPP")
Amount Registered | shares	3,460,706
Proposed Maximum Offering Price per Unit	9.33
Maximum Aggregate Offering Price	$ 32,288,386.98
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,459.03
Offering Note	(a) See note 1(a); (b) represents an additional 3,460,706 shares of Class A common stock issuable under the ESPP; and (c) estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act based on the average of the high and low prices for the Class A Common Stock reported by the New York Stock Exchange on February 27, 2026.